Income Taxes - Significant Net Deferred Tax Liability Components (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Deferred income tax assets:
Net operating loss and income tax credit carryforwards	$ 32,767	$ 35,089
Allowances for doubtful accounts and billing adjustments	1,132	852
Contract liabilities	8,611	17,813
Share-based compensation	11,735	15,170
Foreign currency translation	1,938
Postretirement benefits	5,349	4,679
Employee compensation and benefits	7,126	2,790
Foreign timing differences	5,737	2,924
Other, net	8,767	4,522
Total deferred income tax assets	83,162	83,839
Less valuation allowance for deferred income tax assets	(27,817)	(29,531)
Net deferred income tax assets	55,345	54,308
Deferred income tax liabilities:
Excess tax over financial statement depreciation	(75,222)	(43,056)
Computer software development costs	(56,250)	(48,244)
Purchased intangibles	(32,363)	(42,467)
Foreign currency translation		(942)
Partnership interests	(258,007)	(143,908)
Other, net	(6,008)	(7,917)
Total deferred income tax liabilities	(427,850)	(286,534)
Net deferred income tax liabilities	(372,505)	(232,226)
Total net deferred tax assets (liabilities):
Noncurrent deferred tax asset	7,773	6,091
Noncurrent deferred tax liability	(380,278)	(238,317)
Net deferred income tax liabilities	(372,505)	(232,226)
Recognized deferred tax assets
Carryforwards of net operating losses	5,900	6,600
Carryforwards of capital losses	300	300
Federal and state income tax credit carryforwards	26,500	$ 28,200
Tax Cut and Jobs Acts of 2017
Decrease to net deferred income tax liabilities	124,200
Valuation allowance
Increase in the valuation allowance for deferred income tax assets	$ 1,700